NOTE 16 - Financial Instruments and Risk Management: Schedule of Financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Financial instruments

The Company holds the following financial instruments:

Financial assets	2025	2024
Financial assets at amortized cost
Cash and cash equivalents	23,025	2,390
Trade accounts receivable	1,981	1,116
Other accounts receivable (*)	10	13
Restricted cash	433	371
	25,449	3,890
Financial liabilities
Financial liabilities at amortized cost
Trade accounts payable and Accrued liabilities	3,013	3,926
Other accounts payable (**)	2,068	2,325
Loans	2,569	3,905
Liability and Provision for Agricultural Research Organization (**)	2,540	2,696
Lease liabilities	11,535	9,913
	21,725	22,765